Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties [Abstract]
Schedule of Transactions with Related Parties

Transactions with related parties

	2024	2023

Interest on BIA litigation	5,285,479	Nil
Key management personnel remuneration	1,132,856	1,184,300
End of service benefits expense for key management	44,759	202,295
Transactions with related parties (corporate service fees, professional services etc.)	207,711	182,799

Schedule of Related Party Balances

Related party balances as at the year-end are classified as under:

Related Party	Classification	2024	2023
BPGIC Holdings Limited	Shareholder’s account (Equity)	70,391,942	70,391,787
	Due from related parties (shareholder)	348,665	210,322
HBS Investments LP	Due from related parties (shareholder)	24,844	11,430
H Capital International LP	Due from related parties (shareholder)	24,457	11,043
O2 Investments Limited as GP	Due from related parties (shareholder)	21,398	10,851
SBD International LP	Due from related parties (shareholder)	64,919	51,067
SD Holding Limited as GP	Due from related parties (shareholder)	29,557	22,118
Gyan Investments Ltd	Due from related parties (shareholder)	21,153	10,606
End of service benefits for key management personnel	Employees’ end of service benefits	51,866	46,234
Salary payables for key management personnel	Trade and accounts payables	93,750	150,814
Brooge International Advisory LLC	Other payable (other related parties)	135,285,479	130,000,000